Corporate Information (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of subsidiaries of the company
The principal subsidiaries of the Company, all of which have been included in these consolidated financial statements, are as follows:

		% Equity interest
Subsidiary	Principal activity	2022	2021
Ozon Holding LLC	Holding entity for Russia-based assets	100%	100%
Internet Solutions LLC	Internet retailer of consumer goods	100%	100%
Internet Logistics LLC	Holding entity for financial institutions	100%	100%
ECOM Bank LLC	Banking activities	100%	-
MCC Ozon Credit LLC	Microcredit financing activities	100%	100%
Internet Travel LLC	Internet retailer of travel services	100%	100%
Ozon Technologies LLC	IT services and development	100%	100%